Other income and expenses (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Finance income	$ 117,323,311	$ 501,300,202	$ 173,182,862
Interest Earn [Member]
IfrsStatementLineItems [Line Items]
Finance income	4,097,627	12,624,065	3,742,255
Net Income On Financial Assets At Fair Value Through Profit Losses [Member]
IfrsStatementLineItems [Line Items]
Finance income	100,230,462	477,979,827	152,363,167
Interestrateswapincome [Member]
IfrsStatementLineItems [Line Items]
Finance income	2,128,485	10,696,310	17,077,440
Others [Member]
IfrsStatementLineItems [Line Items]
Finance income	$ 10,866,737